Consolidated Balance Sheets - USD ($)	Aug. 31, 2024	May 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 0	$ 0
Total Current Assets	0	0
OTHER ASSETS
Investment in Acquisition	6,200,000	6,200,000
Loans receivable, related party	35,237	35,237
Music inventory, net of accumulated depreciation of $21,626 and $21,533, respectively	642	735
Trademark costs	11,165	11,165
Total Other Assets	6,247,044	6,247,137
TOTAL ASSETS	6,247,044	6,247,137
CURRENT LIABILITIES
Bank overdraft	235	89
Accounts payable	77,074	77,074
Accrued interest payable on notes payable	931,632	844,460
Accrued consulting fees	1,445,917	1,385,917
Notes payable, net of debt discounts of $11,808 and $31,709, respectively	1,454,633	1,434,733
Notes payable to related parties	2,082,715	2,082,315
Derivative liability	243,346	206,113
Total Current Liabilities	6,235,552	6,030,701
TOTAL LIABILITIES	6,235,552	6,030,701
STOCKHOLDERS' DEFICIT
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized, 200 and 200 shares issued and outstanding	0	0
Common stock, $0.0001 par value; 50,000,000,000 shares authorized, 3,325,531,102 and 756,612,000 shares issued and outstanding, respectively	332,555	332,555
Additional paid-in-capital	14,747,367	14,747,367
Accumulated deficit	(15,068,430)	(14,863,486)
Total Stockholders' Deficit	11,492	216,436
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 6,247,044	$ 6,247,137